Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share
20.	Earnings per share

Basic net earnings per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share is calculated based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested shares and exercise of share options, and conversion of the convertible senior notes during each period.

As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

As of December 31, 2024 and 2025, there are 181,734 and 24,032 employee share options or non-vested ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2023, 2024 and 2025 as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	8,116,624	7,739,935	7,242,490
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	110,695,778	106,074,914	100,072,178
Basic earnings per Class A and Class B ordinary shares	73.32	72.97	72.37

Diluted earnings per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	8,116,624	7,739,935	7,242,490
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	110,695,778	106,074,914	100,072,178
Dilutive employee share options and non-vested ordinary shares	1,856,620	1,780,892	2,311,712
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	112,552,398	107,855,806	102,383,890
Diluted earnings per Class A and Class B ordinary shares	72.11	71.76	70.74